Note Payable	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Note Payable
Note Payable
10.	Note Payable

On December 8, 2022, the Company received $7.6 million in net proceeds from the issuance of a promissory note (the “Note”) issued to Hydra, LLC (“Hydra”) with a face amount of $8.0 million. The Note accrues interest at 9% per annum. The maturity date of the Note is the earlier of (i) twelve months from the date of the Note or (ii) five business dates after the date on which the Company consummates the Business Combination. The proceeds from the Note were used to acquire the 2022 Lilly License. If the registration statement on Form S-4 relating to the Business Combination had not been declared effective by the SEC by February 15, 2023, or if the Business Combination was not consummated by March 31, 2023, Hydra had the right to accelerate the Note and receive an amount equal to 120% of the face amount of the Note, plus accrued interest. On March 8, 2023, the Company signed a limited waiver letter under the Note, pursuant to which Hydra agreed to waive its acceleration right in consideration of the Company paying to Hydra 125% of the principal amount (equal to $10.0 million in the aggregate). The Note was repaid on March 20, 2023, upon the consummation of the Business Combination.

The Company elected to account for the Note at fair value (Note 4). The Company recorded any changes in the fair value of the Note during the period through other expense in the condensed consolidated statement of operations.

Note 8 — Note Payable

On December 8, 2022, the Company received $7.6 million in net proceeds from the issuance of a promissory note (the “Note”) issued to Hydra, LLC (“Hydra”) with a face amount of $8.0 million. The Note accrues interest at 9% per annum. The maturity date of the Note is the earlier of (i) twelve months from the date of the Note or (ii) five business dates after the date on which the Company consummates the Business Acquisition. The proceeds from the Note were used to acquire the Lilly License. If the registration statement on Form S-4 relating to the Business Combination has not been declared effective by the SEC by February 15, 2023, or if the Business Combination is not consummated by March 31, 2023, Hydra has the right to accelerate the Note and receive an amount equal to 120% of the face amount of the Note, plus accrued interest. As of December 31, 2022, the Company was in compliance with all provisions of the Note. See Note 12 for further details.

The Company elected to account for the Note at fair value (Note 4). The Company recorded any changes in the fair value of the Note through other expense in the consolidated statement of operations.